Equity - Schedule of Common Stock Issuable Upon Exercise of Options Outstanding (Details) - Warrants Outstanding [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
7.50 – 37.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Exercise Price, lower limit	$ 7.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	165,510
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 4 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 10.5
Warrants Outstanding, Exercise Price, upper limit	$ 37.5
Warrants Exercisable, Number Exercisable (in Shares) | shares	85,510
Warrants Exercisable, Weighted Average Exercise Price	$ 13.31
67.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) | shares	9,222
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	3 years 4 months 24 days
Warrants Outstanding, Weighted Average Exercise Price	$ 67.5
Warrants Exercisable, Number Exercisable (in Shares) | shares	9,222
Warrants Exercisable, Weighted Average Exercise Price	$ 67.5
Warrants Outstanding, Exercise Price	$ 67.5
187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Number Outstanding (in Shares) | shares	8,264
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	2 years 3 months 18 days
Warrants Outstanding, Weighted Average Exercise Price	$ 187.5
Warrants Exercisable, Number Exercisable (in Shares) | shares	8,264
Warrants Exercisable, Weighted Average Exercise Price	$ 187.5
Warrants Outstanding, Exercise Price	187.5
7.50 – 187.50 [Member]
Schedule of Common Stock Issuable Upon Exercise of Options Outstanding [Line Items]
Warrants Outstanding, Exercise Price, lower limit	$ 7.5
Warrants Outstanding, Number Outstanding (in Shares) | shares	182,996
Warrants Outstanding, Weighted Average Remaining Contractual Life (Years)	4 years 3 months
Warrants Outstanding, Weighted Average Exercise Price	$ 21.37
Warrants Outstanding, Exercise Price, upper limit	$ 187.5
Warrants Exercisable, Number Exercisable (in Shares) | shares	102,996
Warrants Exercisable, Weighted Average Exercise Price	$ 32.13